Acquisitions - Summary of Consideration Transferred for Asset Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Consideration Transferred For Asset Acquisition [Line Items]
Cash		$ 275,499
Arena Minerals
Disclosure In Tabular Form Of Consideration Transferred For Asset Acquisition [Line Items]
Cash	$ 28
Pre-existing investment in Arena Minerals shares and warrants	18,388
Lithium Americas common shares	163,203
Transaction costs	4,186
Consideration given	$ 185,805
Millennial
Disclosure In Tabular Form Of Consideration Transferred For Asset Acquisition [Line Items]
Cash			$ 105
Lithium Americas common shares			333,812
Transaction costs			25,812
Consideration given			$ 359,729